Commitments And Contingencies (Nuclear Insurance) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
Additional annual insurance premium due in conjunction with prolonged outage	$ 40,000,000
Full insurance policy limit	3,200,000,000
Humboldt Bay Unit 3 liability insurance	53,000,000
Coverage for purchased public liability insurance, per incident	375,000,000
Diablo Canyon [Member]
Long-term Purchase Commitment [Line Items]
Amount of property damage and business interruption coverage provided by NEIL for Diablo Canyon	3,200,000,000
Amount of property damage coverage provided by NEIL	2,700,000,000
Business interruption	490,000,000
Maximum public liability per nuclear incident under Price-Anderson Act	12,600,000,000
Maximum available public liability insurance for Diablo Canyon as required by Price-Anderson Act	375,000,000
Maximum public liability claims amount per nuclear event	12,600,000,000
Maximum total payment incurred per event under the loss sharing program	235,000,000
Maximum annual payment incurred per event under the loss sharing program	35,000,000
Humboldt Bay Unit [Member]
Long-term Purchase Commitment [Line Items]
Amount of property damage coverage provided by NEIL	131,000,000
Amount of indemnification from the NRC for public liability arising from nuclear incidents	500,000,000
Amount of liability insurance for Humboldt bay Unit 3	$ 53,000,000